Stock Options (Details) - Schedule of stock option activity - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Options (Details) - Schedule of stock option activity [Line Items]
Shares, Outstanding, Beginning	27,621,765		27,371,765
Weighted-Average Exercise Price, Outstanding, Beginning (in Dollars per share)	$ 0.49		$ 0.5
Weighted- Average Remaining Contractual Term, Outstanding, Beginning	6 years 7 months 2 days		8 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding, Beginning (in Dollars)
Shares, Grants			250,000
Weighted-Average Exercise Price, Granted (in Dollars per share)			$ 0.075
Shares, Exercised
Shares, Forfeiture/Cancelled
Shares, Outstanding, Ending	27,621,765	27,621,765	27,621,765
Weighted-Average Exercise Price, Outstanding, Ending (in Dollars per share)		$ 0.49	$ 0.49
Weighted- Average Remaining Contractual Term, Outstanding, Ending	5 years 8 months 26 days	6 years 5 months 26 days	7 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding, Ending (in Dollars)
Shares, Exercisable	27,621,765	27,621,765
Weighted-Average Exercise Price, Exercisable (in Dollars per share)	$ 0.49	$ 0.49
Weighted- Average Remaining Contractual Term, Exercisable	5 years 8 months 26 days	6 years 5 months 26 days
Aggregate Intrinsic Value, Exercisable (in Dollars)